INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Opening balance	$ 191	$ 93
Additions for prior years' tax position	103
Additions related to the current year	96	113
Reduction of prior years' tax position due to lapse of statute of limitation		(15)
Closing balance	390	191
Included in accrued expenses and other current liabilities	182	40	$ 39
Included in other long term liabilities	$ 208	$ 151	$ 54